Earnings Per Share/ADS - Schedule of Basic and Diluted Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders	¥ 1,807,176	$ 262,017	¥ 2,148,566	¥ 3,275,658
Denominator:
Weighted average ordinary shares outstanding	499,160,564	499,160,564	499,861,764	477,467,268
Basic earnings per share | (per share)	¥ 3.62	$ 0.52	¥ 4.30	¥ 6.86
Numerator:
Net income attributable to ordinary shareholders	¥ 1,807,176	$ 262,017	¥ 2,148,566	¥ 3,275,658
Denominator:
Weighted average ordinary shares outstanding	499,160,564	499,160,564	499,861,764	477,467,268
Dilutive effect of share-based awards	506,228	506,228	619,776	2,219,112
Weighted average number of shares outstanding-diluted	499,666,792	499,666,792	500,481,540	479,686,380
Diluted earnings per share | (per share)	¥ 3.62	$ 0.52	¥ 4.29	¥ 6.83
Earnings Per Share Attributable To Ordinary Shareholders [Abstract]
Net income per ADS - basic | (per share)	3.62	0.52	4.30	6.86
Net income per ADS - diluted | (per share)	3.62	0.52	4.29	6.83
ADR [Member]
Denominator:
Basic earnings per share | (per share)	14.48	2.10	17.19	27.44
Denominator:
Diluted earnings per share | (per share)	14.47	2.10	17.17	27.32
Earnings Per Share Attributable To Ordinary Shareholders [Abstract]
Net income per ADS - basic | (per share)	14.48	2.10	17.19	27.44
Net income per ADS - diluted | (per share)	¥ 14.47	$ 2.10	¥ 17.17	¥ 27.32